FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Assets at Fair Value
Assets and liabilities measured or disclosed at fair value as of December 31, 2013 are summarized as below:
		Fair value measurement or disclosure as of December 31, 2013 using
	Total fair value as of December 31, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Impairment Charges

Fair value disclosures
Cash equivalents (time deposits)	124,500,000		124,500,000
Cash equivalents (money market funds in the PRC)	45,579,149		45,579,149
Restricted cash (time deposits)	103,440,000		103,440,000
Short-term investments (time deposits)	1,485,800,264		1,485,800,264
Other current assets (interest fee employee loan)	3,267,078		3,267,078
Other non-current assets (interest free employee loan)	9,376,665		9,376,665

Non-recurring fair value measurements
Intangible assets	47,791			47,791	(1,917,000)
Total assets measured at fair value	47,791	-	-	47,791	(1,917,000)

During the year ended December 31, 2013, certain intangible assets of the Group were measured using significant unobservable inputs (Level 3), using a discounted cash flow approach assuming a certain discount rate, and written down from their respective carrying values to fair value. The corresponding impairment charges incurred were recorded in the consolidated statements of comprehensive income/(loss).

Assets and liabilities measured or disclosed at fair value as of December 31, 2014 are summarized as below:

		Fair value measurement or disclosure as of December 31, 2014 using
	Total fair value as of December 31, 2014	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Impairment Charges

Fair value disclosures
Cash equivalents (time deposits)	186,578,667		186,578,667
Cash equivalents (money market funds in the PRC)	93,660,365		93,660,365
Restricted cash (time deposits)	123,936,600		123,936,600
Short-term investments (time deposits)	1,306,634,495		1,306,634,495
Other current assets (interest fee employee loan)	3,432,785		3,432,785
Other non-current assets (interest free employee loan)	7,632,434		7,632,434

Non-recurring fair value measurements
Amounts due from Jiuyou	1,062,395			1,062,395	(10,500,000)
Investment in Jiuyou and 2013 Affiliate Company	788,932			788,932	(35,085,293)
Goodwill	-			-	(5,524,213)
Total assets measured at fair value	1,851,327	-	-	1,851,327	(51,109,506)

During the year ended December 31, 2014, certain amounts due from Jiuyou, investment in Jiuyou and goodwill of the Group were measured using significant unobservable inputs (Level 3), using a discounted cash flow approach assuming a certain discount rate, and written down from their respective carrying value to fair value. The corresponding impairment charges incurred were recorded in the consolidated statements of comprehensive income/(loss). The recoverable amount of these assets was determined based on observable inputs by reference to comparable rate of return on equity, after-tax cost of debt, percentage of equity in the capital structure, percentage of debt in the capital structure, risk free rate of return, market rate of return, and geared equity beta.